S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 30, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Union Street Sponsor, LLC	$25,000 per month	For office space, utilities and secretarial and administrative support and other services
	7,666,667 Class B Ordinary Shares (of which 1,000,000 are subject to forfeiture to the extent the underwriters do not exercise their over-allotment option).	$25,000
	435,000 private placement units	$4,350,000 or $10.00 per private placement unit
Union Street Management Sponsor, LLC	Up to $400,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses.
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Union Street Sponsor, LLC, our officers, directors, or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination